Stock-based compensation	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation	Stock-Based Compensation
Restricted Stock Units
The Company grants restricted stock units under compensation arrangements for the benefit of employees, executive officers, and directors. Restricted stock unit grants are subject to time-based vesting. The total number of restricted stock units granted represents the maximum number of restricted stock units eligible to vest based upon the service conditions set forth in the grant agreements.
The following table summarizes information about the changes in restricted stock units as of and for the year ended December 31, 2020:

	Restricted Stock Units Outstanding	Weighted Average Grant Date Fair Value
Balance at beginning of period	826,263	$23.76
Granted(1)	420,521	31.35
Vested	(177,581)	31.64
Forfeited	(22,132)	33.20
Balance at end of period	1,047,071	$26.06
(1) Includes 118,776 restricted stock units issued in replacement of those initially granted by Franklin. See Note 2, "Mergers and acquisitions" for additional information.

The total fair value of restricted stock units vested and released was $5,619, $9,923 and $4,562 for the years ended December 31, 2020, 2019, and 2018, respectively. The weighted average grant date fair value price was $31.35, $34.08 and $39.55 for the years ended December 31, 2020, 2019 and 2018, respectively.
The compensation cost related to stock grants and vesting of restricted stock units was $9,213, $7,089, and $7,436 for the years ended December 31, 2020, 2019, and 2018, respectively. This included $898, $724, and $645 paid to Company independent directors during the years ended December 31, 2020, 2019, and 2018, respectively, related to independent director grants and compensation elected to be settled in stock.

As of December 31, 2020, there was $13,436 of total unrecognized compensation cost related to unvested restricted stock units which is expected to be recognized over a weighted-average period of 2.5 years. As of December 31, 2020 and December 31, 2019, there were 2,240,434 and 2,377,574 shares available for issuance under the 2016-LTIP plan, respectively. At December 31, 2020 and December 31, 2019, there were $613 and $375, respectively, accrued in other liabilities related to dividends declared to be paid upon vesting and distribution of the underlying RSUs.
Performance Based Restricted Stock Units
During 2020, the Company began awarding performance-based restricted stock units ("PSUs") to executives and other officers and employees. Under the terms of the award, the number of units that will vest and convert to shares of common stock will be based on the extent to which the Company achieves specified performance criteria during the fixed three-year performance period. The number of shares issued upon vesting will range from 0% to 200% of the PSUs granted. The PSUs vest at the end of a three-year period based on average adjusted return on tangible equity as reported, adjusted for unusual gains/losses, merger expenses, and other items as approved by the compensation committee of the Company's board of directors. Compensation expense for the PSUs will be estimated each period based on the fair value of the stock at the grant date and the most probable outcome of the performance condition, adjusted for the passage of time within the vesting period of the awards.
The Company granted 53,147 shares of performance based restricted stock units and recorded compensation cost of $1,001 during the year ended December 31, 2020. As of December 31, 2020, the Company determined the probability of meeting the performance criteria, and recorded compensation cost associated with a 181% vesting, when factoring in the conversion of PSUs to shares of common stock. During the year ended December 31, 2020. there were no forfeitures or vestings related to these grants. As of December 31, 2020, maximum unrecognized compensation cost related to the unvested PSUs was $2,482, and the remaining performance period over which the cost could be recognized was 2.1 years.
Employee Stock Purchase Plan:
The Company maintains an employee stock purchase plan (“ESPP”) under which employees, through payroll deductions, are able to purchase shares of Company common stock. The purchase price is 95% of the lower of the market price on the first or last day of the offering period. The maximum number of shares issuable during any offering period is 200,000 shares and a participant may not purchase more than 725 shares during any offering period (and, in any event, no more than $25 worth of common stock in any calendar year). During the years ended December 31, 2020 and 2019, there were 30,179 and 23,171 shares of common stock issued under the ESPP, respectively. As of December 31, 2020 and December 31, 2019, there were 2,379,006 and 2,409,185 shares available for issuance under the ESPP, respectively.